Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,030	$ 3,836	$ 2,538
Less: Accumulated depreciation and amortization	(2,370)	(1,719)	(1,032)
Construction in progress	857	2,181	49
Property and equipment, net	5,517	4,298	1,555
Equipment and Automotive
Property, Plant and Equipment [Line Items]
Total property and equipment	2,480	1,730	791
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	3,200	1,188	1,150
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	979	566	312
Plates and Dies
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 371	$ 352	$ 285